Transaction - Earnout Shares (Details)	12 Months Ended
Dec. 31, 2021 shares
Business Acquisition
Earn out distribution period (years)	7 years
Shares authorized for earn-out distribution (shares)	6,000,000
Number of trading days	20 days
Number of consecutive trading days within earnout period	30 days
Tranche One
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000
Tranche Two
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000
Tranche Three
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000
Tranche Four
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000